Reportable segments - Total Assets by Segment (Details) - USD ($)	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2023
Reportable segments
Total Assets	$ 25,029,730		$ 830,791
Goodwill	4,916,694	$ 59,900,694
Non-operating corporate
Reportable segments
Total Assets	3,054,141
Technology | Operating segments
Reportable segments
Total Assets	1,177,814		$ 830,791
Telehealth | Operating segments
Reportable segments
Total Assets	20,797,775
Goodwill	$ 4,916,694